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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2011

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    BlueMountain Capital Management, LLC
Address: 280 PARK AVENUE, 5TH FL EAST
         NEW YORK, NY 10017

Form 13F File Number: 28-14203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:  Paul Friedman
Title: Chief Compliance Officer
Phone: 212-905-3990

Signature, Place, and Date of Signing:

/s/ Paul Friedman                       New York, NY    5/10/2011
-------------------------------------   -------------   ---------------
[Signature]                             [City, State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number             Name
--------------------             ----
28-___________________________   ________________________
[Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         73
Form 13F Information Table Value Total: 359,875.29
                                        (thousands)

List of Other Included Managers: NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
___   28-_________________   ________________

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
            COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4    COLUMN 5   COLUMN 5 COLUMN 5  COLUMN 6  COLUMN 7  COLUMN 8
-------------------------------- ---------------- --------- ---------- ------------ -------- -------- ---------- -------- ---------
                                     TITLE OF                  VALUE      SHRS OR                     INVESTMENT  OTHER    VOTING
          NAME OF ISSUER               CLASS        CUSIP    (X$1000)     PRN AMT    SH/PRN  PUT/CALL DISCRETION  MANAGER AUTHORITY
-------------------------------- ---------------- --------- ---------- ------------ -------- -------- ---------- -------- ---------
HRZ 4.250% 15 AUG 2012           CONV 08/15/2012  44044KAB7  15,618.30       19,770 SH                SOLE                   19,770
ABERCROMBIE & FITCH CO-CL A      CL A             002896207   9,742.91   165,978.00 SH                SOLE             --   165,978
ALCOA INC                        COM              013817101     758.95    43,000.00 SH                SOLE             --    43,000
AMERICAN AXLE & MFG HOLDINGS     COM              024061103   1,062.57       84,398 SH                SOLE                   84,398
APOLLO GROUP INC-CL A            CL A             037604105   4,895.88      117,379 SH                SOLE                  117,379
ASHLAND INC                      COM              044209104   5,101.54       88,323 SH                SOLE                   88,323
AVIAT NETWORKS INC               COM              05366Y102  12,184.49 2,356,767.00 SH                SOLE             -- 2,356,767
CAPITOL FEDERAL FINANCIAL INC    COM              14057J101   3,853.27      341,905 SH                SOLE                  341,905
CIBER INC [NYS]                  COM              17163B102   2,779.53      414,855 SH                SOLE                  414,855
DELTA AIR LINES INC              COM              247361702   4,545.19      463,795 SH                SOLE                  463,795
DISH NETWORK CORP-A (NAS)        CL A             25470M109   7,418.47      304,535 SH                SOLE                  304,535
DOMTAR CORP (NYS)                COM              257559203  23,788.83   259,194.00 SH                SOLE             --   259,194
ELECTRONIC ARTS INC              COM              285512109  11,800.20      604,209 SH                SOLE                  604,209
E-TRACS DAILY L/S VIX ETN        ETN              902641596   3,488.40   147,501.00 SH                SOLE             --   147,501
EW SCRIPPS CO-CL A               CL A             811054402   9,779.57      987,835 SH                SOLE                  987,835
F5 NETWORKS INC                  COM              315616102     164.11     1,600.00 SH                SOLE             --     1,600
FAIRPOINT COMMUNICATIONS INC.    COM              305560302   6,744.88      399,815 SH                SOLE                  399,815
FINANCIAL SELECT SECTOR SPDR     COM              81369Y605   1,772.28      108,000 SH                SOLE                  108,000
FLAGSTAR BANCORP INC             COM              337930507   5,413.14    3,608,758 SH                SOLE                3,608,758
FLEXTRONICS INTL LTD [NAS]       COM              Y2573F102     138.20       18,500 SH                SOLE                   18,500
GANNETT CO (NYS)                 COM              364730101   4,539.55      298,066 SH                SOLE                  298,066
GENERAL MOTORS CO                COM              37045V100   5,091.90      164,096 SH                SOLE                  164,096
HARLEY-DAVIDSON INC              COM              412822108     471.64    11,100.00 SH                SOLE             --    11,100
HESS CORP                        COM              42809H107  11,865.24      139,247 SH                SOLE                  139,247
JOHNSON & JOHNSON                COM              478160104   1,900.92       32,083 SH                SOLE                   32,083
KV PHARMACEUTICAL CO-CL A        CL A             482740206   1,213.44   202,577.00 SH                SOLE             --   202,577
LYONDELLBASELL INDU-CL A (NYS)   CL A             N53745100  10,423.05   263,541.00 SH                SOLE             --   263,541
MACY'S INC (NYS)                 COM              55616P104  12,292.42      506,695 SH                SOLE                  506,695
MCCLATCHY CO-CL A                CL A             579489105  15,999.35    4,705,691 SH                SOLE                4,705,691
MERCER INTL INC-SBI (NMS)        COM              588056101   7,381.44      544,756 SH                SOLE                  544,756
NAVISTAR INTERNATIONAL           COM              638901306  28,133.00      405,784 SH                SOLE                  405,784
PROCTER & GAMBLE CO              COM              742718109   3,646.72       59,200 SH                SOLE                   59,200
QUALCOMM INC                     COM              747525103  10,514.64      191,768 SH                SOLE                  191,768
REGAL ENTERTAINMENT GROUP-A      CL A             758766109   7,186.16      532,308 SH                SOLE                  532,308
RITE AID CORP(NYS)               COM              767754104   8,421.15    7,944,485 SH                SOLE                7,944,485
ROCK-TENN COMPANY -CL A          CL A             772739207  13,823.05      199,323 SH                SOLE                  199,323
SUPERMEDIA INC (NMS)             COM              868447103   3,120.00      500,000 SH                SOLE                  500,000
SWIFT TRANSPORTATION CO (NYS)    COM              87074U101   5,846.60      397,728 SH                SOLE                  397,728
TALBOTS INC                      COM              874161102   7,286.95    1,206,449 SH                SOLE                1,206,449
TEMPLE-INLAND INC [NYS]          COM              879868107   7,571.44      323,566 SH                SOLE                  323,566
TIVO INC                         COM              888706108   2,913.27      332,565 SH                SOLE                  332,565
UNIVERSAL TECHNICAL INSTITUT     COM              913915104   2,483.65      127,694 SH                SOLE                  127,694
VALEANT PHARMACEUTICALS INTE     COM              91911K102  20,643.56      414,446 SH                SOLE                  414,446
WAL-MART STORES INC              COM              931142103     468.45        9,000 SH                SOLE                    9,000
WESTERN UNION CO (NYS)           COM              959802109   6,568.39      316,244 SH                SOLE                  316,244
WILLIAMS COS INC(NYS)            COM              969457100   6,272.26      201,163 SH                SOLE                  201,163
WR GRACE & CO                    COM              38388F108   8,695.39      227,093 SH                SOLE                  227,093
AMR CORP P @ 2.5 JAN 12          Option           001765956     254.93        9,770 SH       PUT      SOLE

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
ATLAS PIPELINE PARTNERS LP C @
   30.0 JAN 12                   Option           037833900     885.00        1,500 SH       CALL     SOLE
CITIGROUP INC C @ 4.5 DEC 11     Option           172967901   1,660.00       40,000 SH       CALL     SOLE
ELECTRONIC ARTS INC P @ 14.0
   JUN 11                        Option           285512959      60.87        8,695 SH       PUT      SOLE
FINANCIAL SELECT SECTOR SPDR C @
   17.0 APR 11                   OPTION           81369Y905       0.88          160 SH       CALL     SOLE
FINANCIAL SELECT SECTOR SPDR P @
   17.0 APR 11                   Option           81369Y955      10.40          160 SH       PUT      SOLE
FORD MOTOR CO C @ 15.0 MAY 11    Option           345370900      89.60        1,280 SH       CALL     SOLE
FORD MOTOR CO P @ 15.0 JUN 11    Option           345370950     624.80       14,778 SH       PUT      SOLE
FORD MOTOR CO-CW13               *W EXP
                                 01/01/2013       345370134   5,595.26      877,000 SH                SOLE                  877,000
HUMAN GENOME SCIENCES INC C @
   27.0 MAY 11                   Option           444903908     110.36          620 SH       CALL     SOLE
HUMAN GENOME SCIENCES INC P @
   27.0 MAY 11                   Option           444903958      81.53       620.00 SH       PUT      SOLE
LDK SOLAR CO LTD-ADR C @ 12.0
   MAY 11                        Option           50183L907      29.51          238 SH       CALL     SOLE
LDK SOLAR CO LTD-ADR P @ 12.0
   MAY 11                        Option           50183L957      24.40       238.00 SH       PUT      SOLE
MANNKIND CORP C @ 4.0 MAY 11     Option           56400P901       3.00       200.00 SH       CALL     SOLE
MANNKIND CORP P @ 4.0 MAY 11     Option           56400P951      11.40          200 SH       PUT      SOLE
MGIC INVESTMENT CORP P @ 8.0
   APR 11                        Option           552848953      142.5       15,000 SH       PUT      SOLE
MGM MIRAGE P @ 5.0 JAN 13        Option           552953951     130.55     2,901.00 SH       PUT      SOLE
OWENS-ILLINOIS INC C @ 30.0
   JAN 12                        Option           690768903      68.25          182 SH       CALL     SOLE
OWENS-ILLINOIS INC P @ 30.0
   JAN 12                        Option           690768953      62.79          182 SH       PUT      SOLE
UNITED STATES STEEL CORP P @
   22.5 JAN 13                   Option           912909958   1,744.64       21,604 SH       PUT      SOLE
USG CORP C @ 19.0 MAY 11         Option           903293905     459.67        7,823 SH       CALL     SOLE
UTILITIES SELECT SECTOR SPDR C @
   31.0 JUN 11                   Option           81369Y909     897.00        6,500 SH       CALL     SOLE
UTILITIES SELECT SECTOR SPDR P @
   31.0 JUN 11                   Option           81369Y959     364.00        6,500 SH       PUT      SOLE
WAL-MART STORES INC C @ 52.5
   MAY 11                        Option           931142903      71.40          840 SH       CALL     SOLE
WAL-MART STORES INC P @ 52.5
   MAY 11                        Option           931142953     130.62          840 SH       PUT      SOLE
WESTERN UNION CO C @ 17.0 MAY 11 Option           959802909     537.62        2,323 SH       CALL     SOLE

ITEM COUNT: 73                                              359,875.29
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